Net Investment in Finance and Sales-type Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Net Investment in Finance and Sales-type Leases
Total lease payments to be received	$ 98,211	$ 86,592
Estimated residual values of leased flight equipment (unguaranteed)	29,157	46,857
Less: Unearned income	(33,432)	(28,615)
Net investment in finance and sales-type leases before allowance for credit losses	93,936	104,834
Less: Allowance for credit losses		(23,088)
Net investment in finance and sales-type leases	93,936	81,746	92,264
Minimum future lease payments on finance and sales-type leases
2013	22,143
2014	16,273
2015	12,758
2016	12,396
2017	12,373
Thereafter	22,268
Total minimum lease payments to be received	98,211	86,592
Allowance for credit losses
Balance at start of the period	23,088
Provision		23,088
Write-offs	(23,088)
Balance at end of the period		$ 23,088